Consolidated Balance Sheets (Parentheticals)		Dec. 31, 2025 HKD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) shares
Accounts receivable, net of allowance		$ 465,974	$ 59,868	$ 2,668,186
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | $ / shares	[1]		$ 0.0003125
Ordinary shares, shares authorized (in Shares)	[1]	156,000,000	156,000,000	156,000,000
Ordinary shares, shares issued (in Shares)	[1]	3,464,018	3,464,018	3,464,018
Ordinary shares, shares outstanding (in Shares)	[1]	3,464,018	3,464,018	3,464,018
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | $ / shares	[1]		$ 0.0003125
Ordinary shares, shares authorized (in Shares)	[1]	4,000,000	4,000,000	4,000,000
Ordinary shares, shares issued (in Shares)	[1]	600,000	600,000	600,000
Ordinary shares, shares outstanding (in Shares)	[1]	600,000	600,000	600,000

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.